Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 24.4%
Addo and Winterbotham TBD% due 02/05/2028	GBP	20,000	$26,814
Alorica, Inc. TBD% due 12/11/2025 «		$21,570	21,530
American Tire Distributors, Inc. 8.500% (LIBOR03M + 7.500%) due 09/02/2024 ~		2,689	2,631
Caesars Resort Collection LLC
2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~		12,474	12,294
4.609% (LIBOR03M + 4.500%) due 07/21/2025 ~		4,987	5,003
Carnival Corp.
TBD% due 09/22/2022 «	EUR	16,556	18,925
7.500% (EUR003M + 7.500%) due 06/30/2025 ~		29,925	36,063
Casino Guichard Perrachon S.A. TBD% due 08/31/2025		3,500	4,094
Cengage Learning, Inc. 5.250% (LIBOR03M + 4.250%) due 06/07/2023 ~		$26,538	26,308
Churchill Downs Inc. 2.120% (LIBOR03M + 2.000%) due 03/10/2028 ~		5,800	5,786
CityCenter Holdings LLC 3.000% (LIBOR03M + 2.250%) due 04/18/2024 ~		4,987	4,931
Clear Channel Outdoor Holdings, Inc. 3.712% (LIBOR03M + 3.500%) due 08/21/2026 ~		8,234	7,932
Coty, Inc.
1.500% (EUR003M + 1.500%) due 04/05/2023 ~	EUR	19,052	21,765
2.354% (LIBOR03M + 2.250%) due 04/07/2025 ~		$2,091	2,014
2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	34,020	38,310
Cromwell EREIT Lux Finco S.a.r.l. TBD% due 11/21/2024 «		6,800	7,657
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		$6,586	6,595
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~		53,373	46,131
Foundation Building Materials Holding Co LLC 3.750% (LIBOR03M + 3.250%) due 02/03/2028 ~		10,000	9,922
Frontier Communications Corp. 5.750% (LIBOR03M + 4.750%) due 10/08/2021 ~		23,487	23,560
Intelsat Jackson Holdings S.A. 8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,000	3,056
Klockner Pentaplast of America, Inc. TBD% due 02/04/2026		10,300	10,287
KP Germany Erste GmbH TBD% due 02/04/2026	EUR	6,600	7,642
Nielsen Consumer, Inc.
TBD% due 03/06/2028		6,200	7,284
4.103% (LIBOR03M + 4.000%) due 03/06/2028 ~		$5,400	5,388
Parexel International Corp. 2.859% (LIBOR03M + 2.750%) due 09/27/2024 ~		10,000	9,893
Peraton Holding Corp.
TBD% due 02/01/2028		9,438	9,441
4.500% (LIBOR03M + 3.750%) due 02/01/2028 ~		5,363	5,365
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~		10,100	10,069
Phoenix Guarantor, Inc. TBD% due 03/05/2026		2,900	2,886
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~		9,975	9,663
Republic of Cote d'lvoire TBD% due 03/19/2027 «	EUR	1,000	1,167
Sigma Bidco BV TBD% due 07/02/2025	GBP	20,000	27,101
Sunshine Luxembourg SARL TBD% due 10/02/2026		$2,600	2,602
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		35,430	35,028
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		20,468	20,098
TransDigm, Inc.
2.359% (LIBOR03M + 2.250%) due 08/22/2024 ~		9,982	9,814
2.359% (LIBOR03M + 2.250%) due 12/09/2025 ~		9,975	9,780

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

Zayo Group Holdings, Inc. 3.109% (LIBOR03M + 3.000%) due 03/09/2027 ~		10,000	9,933

Total Loan Participations and Assignments (Cost $526,594)			524,762

CORPORATE BONDS & NOTES 69.8%
BANKING & FINANCE 15.8%
Acrisure LLC 4.250% due 02/15/2029 (l)		3,300	3,250
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (l)	EUR	7,000	8,204
3.625% due 09/24/2024 (l)		7,800	9,684
5.375% due 01/18/2028 •(l)		6,000	6,227
10.500% due 07/23/2029 (l)		10,200	14,743
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(i)(j)		300	410
Barclays PLC
7.125% due 06/15/2025 •(i)(j)	GBP	300	467
7.250% due 03/15/2023 •(i)(j)		200	298
7.875% due 03/15/2022 •(i)(j)		$805	848
7.875% due 09/15/2022 •(i)(j)	GBP	200	297
BNP Paribas S.A. 4.625% due 02/25/2031 •(i)(j)(l)		$7,100	7,073
Burford Capital Global Finance LLC 6.250% due 04/15/2028 (c)		2,800	2,873
Diversified Healthcare Trust 4.375% due 03/01/2031(l)		15,000	14,660
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	400	493
Fairfax Financial Holdings Ltd.
3.375% due 03/03/2031		$300	299
4.230% due 06/14/2029	CAD	100	84
Fairfax India Holdings Corp. 5.000% due 02/26/2028(l)		$20,000	19,875
FloodSmart Re Ltd.
13.000% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		3,920	3,925
16.750% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		1,120	1,121
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	200	236
2.330% due 11/25/2025		300	362
2.386% due 02/17/2026		100	121
3.250% due 09/15/2025		200	250
3.375% due 11/13/2025		$500	509
4.535% due 03/06/2025	GBP	300	442
5.125% due 06/16/2025		$900	973
5.584% due 03/18/2024		600	648
HSBC Holdings PLC
4.600% due 12/17/2030 •(i)(j)(l)		15,000	14,869
4.700% due 03/09/2031 •(i)(j)(l)		1,800	1,777
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(i)(j)(l)	EUR	7,300	10,510
JPMorgan Chase Bank N.A. 7.500% due 06/19/2035	IDR	228,824,000	16,027
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	1,400	1,723
Kennedy-Wilson, Inc.
4.750% due 03/01/2029 (l)		$15,700	15,916
5.000% due 03/01/2031 (l)		8,300	8,416
5.875% due 04/01/2024		1,105	1,116
Lloyds Banking Group PLC 7.875% due 06/27/2029 •(i)(j)	GBP	500	870
LPL Holdings, Inc. 4.000% due 03/15/2029 (l)		$20,000	20,175
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (l)		3,600	3,593
4.500% due 09/01/2026		500	525
4.500% due 01/15/2028		200	207
4.625% due 06/15/2025 (l)		4,000	4,223
5.750% due 02/01/2027 (l)		5,000	5,520
Natwest Group PLC 5.125% due 05/12/2027 •(i)(j)	GBP	17,615	25,574
PennyMac Financial Services, Inc. 4.250% due 02/15/2029 (l)		$20,400	19,558
RHP Hotel Properties LP 4.500% due 02/15/2029 (l)		2,700	2,717
Societe Generale S.A. 6.750% due 04/06/2028 •(i)(j)(l)		25,000	27,897
UBS Group AG 4.375% due 02/10/2031 •(i)(j)(l)		2,900	2,868
Uniti Group LP
6.500% due 02/15/2029 (l)		27,500	27,191
7.875% due 02/15/2025 (l)		19,000	20,563

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

Uniti Group, Inc. 7.125% due 12/15/2024 (l)		10,000	10,306

			340,513

INDUSTRIALS 46.0%
AA Bond Co. Ltd. 4.875% due 07/31/2043	GBP	100	147
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028 (l)		$10,000	10,419
American Airlines Pass-Through Trust
3.000% due 04/15/2030		164	166
3.350% due 04/15/2031		865	876
3.375% due 11/01/2028 (l)		13,376	13,029
3.575% due 07/15/2029		707	718
3.700% due 04/01/2028 (l)		2,370	2,358
American Airlines, Inc. 5.500% due 04/20/2026 (l)		4,000	4,168
Bellis Acquisition Co. PLC 3.250% due 02/16/2026 (l)	GBP	9,200	12,755
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (g)		$3,471	2,610
Bombardier, Inc. 6.000% due 10/15/2022 (l)		47,829	47,919
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (l)		28,700	30,631
Caesars Resort Collection LLC 5.750% due 07/01/2025 (l)		5,700	6,022
CGG S.A.
7.750% due 04/01/2027 (c)(l)	EUR	3,500	4,094
8.750% due 04/01/2027 (c)		$12,400	12,526
Charles River Laboratories International, Inc.
3.750% due 03/15/2029 (l)		2,000	2,006
4.000% due 03/15/2031		1,800	1,832
Charter Communications Operating LLC
3.500% due 06/01/2041		1,800	1,709
3.850% due 04/01/2061		1,600	1,470
3.900% due 06/01/2052		2,000	1,924
Chesapeake Energy Corp.
5.500% due 02/01/2026		1,100	1,147
5.875% due 02/01/2029		900	956
Churchill Downs, Inc. 4.750% due 01/15/2028 (l)		7,300	7,567
Cinemark USA, Inc. 5.875% due 03/15/2026 (l)		7,600	7,801
Community Health Systems, Inc.
6.625% due 02/15/2025 (l)		5,000	5,288
8.000% due 03/15/2026 (l)		28,000	30,304
Consolidated Communications, Inc. 5.000% due 10/01/2028		1,600	1,616
Crocs, Inc. 4.250% due 03/15/2029		1,400	1,369
DaVita, Inc. 4.625% due 06/01/2030 (l)		18,800	19,178
Endure Digital, Inc. 6.000% due 02/15/2029 (l)		19,100	18,692
Entercom Media Corp. 6.750% due 03/31/2029 (l)		4,400	4,577
Envision Healthcare Corp. 8.750% due 10/15/2026		23,228	17,271
Expedia Group, Inc. 2.950% due 03/15/2031 (l)		2,000	1,974
FMG Resources August 2006 Pty. Ltd. 4.375% due 04/01/2031 (l)		15,000	15,291
Foundation Building Materials, Inc. 6.000% due 03/01/2029 (l)		8,000	7,910
Full House Resorts, Inc. 8.250% due 02/15/2028 (l)		20,000	21,356
Gap, Inc. 8.875% due 05/15/2027 (l)		5,000	5,844
GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		1,400	1,385
4.300% due 03/18/2051		1,900	1,945
GFL Environmental, Inc. 3.500% due 09/01/2028 (l)		3,500	3,399
Global Medical Response, Inc. 6.500% due 10/01/2025 (l)		2,000	2,072
Go Daddy Operating Co. LLC 3.500% due 03/01/2029 (l)		6,750	6,645
Guara Norte SARL 5.198% due 06/15/2034		1,300	1,277
Intelsat Jackson Holdings S.A. 5.500% due 08/01/2023 ^(e)		69,585	42,795
IQVIA, Inc.
1.750% due 03/15/2026 (l)	EUR	5,200	6,125
2.250% due 03/15/2029 (l)		2,400	2,816

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (d)(l)		$17,500	17,741
Kleopatra Finco SARL 4.250% due 03/01/2026	EUR	600	705
Kleopatra Holdings 2 S.C.A. 6.500% due 09/01/2026		700	795
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026 (l)		$7,400	7,591
Mattel, Inc.
3.375% due 04/01/2026		1,200	1,242
3.750% due 04/01/2029		1,400	1,412
Melco Resorts Finance Ltd. 5.625% due 07/17/2027 (l)		10,700	11,187
MGM China Holdings Ltd.
4.750% due 02/01/2027		1,300	1,321
5.375% due 05/15/2024 (l)		2,600	2,688
MGM Resorts International 5.500% due 04/15/2027 (l)		4,500	4,844
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (l)		14,968	15,099
MPH Acquisition Holdings LLC 5.750% due 11/01/2028 (l)		17,000	16,596
NCL Corp. Ltd. 12.250% due 05/15/2024 (l)		15,000	18,189
NCR Corp. 5.125% due 04/15/2029 (c)		7,970	8,045
NESCO Holdings, Inc. 5.500% due 04/15/2029 (c)		2,500	2,568
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		200	218
4.810% due 09/17/2030		200	220
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~(l)		9,320	9,225
Owens & Minor, Inc. 4.500% due 03/31/2029		1,700	1,711
Petroleos Mexicanos
6.350% due 02/12/2048 (l)		10,000	8,259
6.500% due 01/23/2029 (l)		3,000	3,036
6.625% due 06/15/2035		5,250	5,002
6.750% due 09/21/2047 (l)		54,100	46,107
PetSmart, Inc. 4.750% due 02/15/2028 (l)		4,800	4,915
Plantronics, Inc. 4.750% due 03/01/2029 (l)		7,800	7,683
Post Holdings, Inc. 4.500% due 09/15/2031 (l)		18,400	18,221
Prestige Brands, Inc. 3.750% due 04/01/2031		2,000	1,912
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (l)		17,440	18,639
Rite Aid Corp. 8.000% due 11/15/2026 (l)		15,000	15,769
Rolls-Royce PLC
1.625% due 05/09/2028 (l)	EUR	300	322
3.375% due 06/18/2026	GBP	300	412
3.625% due 10/14/2025 (l)		$6,972	7,007
4.625% due 02/16/2026	EUR	100	127
5.750% due 10/15/2027 (l)		$16,584	17,667
5.750% due 10/15/2027	GBP	1,100	1,653
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025 (l)		$20,835	24,325
Sasol Financing USA LLC 4.375% due 09/18/2026		1,400	1,432
Scotts Miracle-Gro Co. 4.000% due 04/01/2031(l)		10,000	9,879
Sensata Technologies BV 4.000% due 04/15/2029		10,000	10,199
Spectrum Brands, Inc. 3.875% due 03/15/2031		650	638
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		354	355
Standard Industries, Inc.
2.250% due 11/21/2026 (l)	EUR	2,000	2,387
3.375% due 01/15/2031 (l)		$10,000	9,487
4.375% due 07/15/2030		2,500	2,526
5.000% due 02/15/2027		2,500	2,611
Studio City Finance Ltd. 5.000% due 01/15/2029 (l)		7,700	7,738
Superior Plus LP 4.500% due 03/15/2029		1,700	1,722
T-Mobile USA, Inc.
3.375% due 04/15/2029 (l)		11,400	11,507
3.500% due 04/15/2031 (l)		12,000	12,105
Tasty Bondco 1 S.A. 6.250% due 05/15/2026 (l)	EUR	9,000	9,731

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

Tenet Healthcare Corp. 6.750% due 06/15/2023 (l)		$7,669	8,320
Times Square Hotel Trust 8.528% due 08/01/2026		628	686
Topaz Solar Farms LLC 5.750% due 09/30/2039 (l)		18,353	21,047
TopBuild Corp. 3.625% due 03/15/2029		400	396
TriNet Group, Inc. 3.500% due 03/01/2029 (l)		5,500	5,387
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		318	289
Twilio, Inc.
3.625% due 03/15/2029 (l)		2,700	2,740
3.875% due 03/15/2031 (l)		2,700	2,764
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		1,200	1,246
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (l)		10,702	11,792
U.S. Steel Corp. 6.875% due 03/01/2029		1,300	1,331
Veritas U.S., Inc. 10.500% due 02/01/2024 (l)		3,700	3,797
Veritas US, Inc. 7.500% due 09/01/2025		22,099	22,981
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (l)		14,500	14,686
Vine Energy Holdings LLC 6.750% due 04/15/2029 (c)		6,300	6,300
VOC Escrow Ltd. 5.000% due 02/15/2028 (l)		15,000	14,853
Volcan Cia Minera SAA 4.375% due 02/11/2026		1,100	1,129
Windstream Escrow LLC 7.750% due 08/15/2028 (l)		46,809	47,759
Wolverine Escrow LLC
8.500% due 11/15/2024 (l)		6,000	5,996
9.000% due 11/15/2026 (l)		7,000	7,006
Wynn Las Vegas LLC
5.250% due 05/15/2027		100	105
5.500% due 03/01/2025 (l)		24,976	26,418
Wynn Macau Ltd.
4.875% due 10/01/2024		500	508
5.500% due 01/15/2026		200	209
5.500% due 10/01/2027		600	628

			987,122

UTILITIES 8.0%
Crestwood Midstream Partners LP 6.000% due 02/01/2029 (l)		6,500	6,415
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (l)		48,000	49,720
FEL Energy SARL 5.750% due 12/01/2040		10,000	10,277
Pacific Gas & Electric Co.
3.250% due 06/01/2031		600	599
4.200% due 06/01/2041 (l)		7,400	7,378
4.450% due 04/15/2042 (l)		10,000	9,902
4.750% due 02/15/2044 (l)		32,000	32,847
Petrobras Global Finance BV
6.750% due 06/03/2050 (l)		20,000	21,385
6.900% due 03/19/2049 (l)		25,000	27,419
Verizon Communications, Inc.
3.400% due 03/22/2041		2,500	2,541
3.550% due 03/22/2051		1,500	1,501
3.700% due 03/22/2061		1,500	1,485

			171,469

Total Corporate Bonds & Notes (Cost $1,512,777)			1,499,104

CONVERTIBLE BONDS & NOTES 1.8%
BANKING & FINANCE 1.4%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	5,500	5,514
PennyMac Corp. 5.500% due 03/15/2026 (l)		$24,225	24,831

			30,345

INDUSTRIALS 0.4%
DISH Network Corp.
2.375% due 03/15/2024		5,000	4,825

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

3.375% due 08/15/2026	3,700	3,566

		8,391

Total Convertible Bonds & Notes (Cost $38,362)		38,736

MUNICIPAL BONDS & NOTES 3.2%
ILLINOIS 1.3%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	7,235	8,669
7.350% due 07/01/2035	10,000	12,425
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	5,000	5,633

		26,727

PUERTO RICO 1.8%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)	49,450	38,942

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)	25,000	2,630

Total Municipal Bonds & Notes (Cost $67,428)		68,299

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae 2.500% due 04/25/2049 - 02/25/2050 (a)	28,719	2,830
Freddie Mac
2.000% due 11/25/2050 (a)	16,833	1,716
2.500% due 03/25/2051 (a)	19,894	3,167
3.000% due 03/25/2051 (a)	33,430	5,629
4.000% due 11/25/2048 (a)	9,193	1,829
Uniform Mortgage-Backed Security, TBA 4.000% due 06/01/2051	66,400	71,292

Total U.S. Government Agencies (Cost $84,935)		86,463

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.3%
280 Park Avenue Mortgage Trust 2.933% due 09/15/2034 •	4,750	4,654
Atrium Hotel Portfolio Trust 3.506% due 06/15/2035 •	11,037	10,703
Austin Fairmont Hotel Trust 2.356% due 09/15/2032 •	6,000	5,779
BAMLL Commercial Mortgage Securities Trust 2.606% due 03/15/2034 •	8,000	7,926
Banc of America Funding Trust
0.349% due 06/26/2036 •	13,156	12,868
4.827% due 09/26/2036 ~	4,537	3,833
5.750% due 05/26/2036	489	438
Barclays Commercial Mortgage Securities Trust
2.497% due 07/15/2037 •(l)	21,350	21,123
3.656% due 07/15/2037 •	4,278	4,170
3.688% due 02/15/2053 ~(l)	12,650	12,716
4.756% due 02/15/2033 •	5,000	5,041
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~	13,240	12,604
Bear Stearns Commercial Mortgage Securities Trust 5.432% due 01/12/2045 ~	5,126	4,236
Beast Mortgage Trust
2.750% due 03/15/2036 •	24,870	24,963
3.700% due 03/15/2036 •	5,750	5,779
4.700% due 03/15/2036 •	6,125	6,163
BHP Trust 2.674% due 08/15/2036 •	11,620	11,633
Braemar Hotels & Resorts Trust 2.506% due 06/15/2035 •	5,000	4,790
BX Commercial Mortgage Trust
2.526% due 05/15/2030 •	1,297	1,282
3.256% due 07/15/2034 •	9,412	9,451
4.356% due 07/15/2034 •	4,250	4,256
Citigroup Commercial Mortgage Trust
2.516% due 02/15/2039 •	6,087	5,886
3.518% due 05/10/2035 ~	1,300	1,295
CLNY Trust
2.131% due 11/15/2038 •(l)	500	488
2.827% due 11/15/2038 •	12,000	11,582
Commercial Mortgage Trust
1.656% due 06/15/2034 •(l)	2,400	2,278
2.500% due 06/15/2034 •	7,000	6,436
CRSNT Commercial Mortgage Trust 3.610% due 04/15/2036 •(c)	7,000	7,000

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

DBWF Mortgage Trust 3.128% due 12/19/2030 •		25,000	24,986
GCCFC Commercial Mortgage Trust 3.456% due 02/15/2038 •		49,700	49,786
GS Mortgage Securities Corp. Trust
2.056% due 08/15/2032 •(l)		1,130	1,105
2.656% due 11/15/2032 •		9,632	9,563
4.356% due 07/15/2032 •		25,400	25,592
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 (b)(g)		674	669
0.000% due 12/25/2060 ~(a)		229,189	9,165
2.750% due 12/25/2060 ~		6,876	6,301
3.000% due 12/25/2060 ~		6,990	6,213
3.651% due 12/25/2060 ~		34,494	32,438
16.500% due 12/25/2060 ~(a)		205,079	1,375
Hawaii Hotel Trust
2.856% due 05/15/2038 •		34,335	34,048
2.856% due 05/15/2038 •		5,000	4,958
Hilton Orlando Trust 2.906% due 12/15/2034 •		10,000	9,998
Hilton USA Trust
4.194% due 11/05/2038 ~		12,176	12,016
6.155% due 11/05/2035		6,017	6,118
HPLY Trust
2.456% due 11/15/2036 •		21,865	21,755
3.256% due 11/15/2036 •		657	632
Independence Plaza Trust 4.356% due 07/10/2035 (l)		2,550	2,613
InTown Hotel Portfolio Trust 4.206% due 01/15/2033 •		13,100	13,210
JP Morgan Alternative Loan Trust 0.389% due 03/25/2037 •		20,583	21,132
JP Morgan Chase Commercial Mortgage Securities Trust
2.306% due 02/15/2035 •(l)		1,000	990
2.353% due 07/05/2033 •		5,012	5,020
3.106% due 06/15/2035 •		17,803	17,875
5.350% due 07/05/2033		1,000	1,055
5.791% due 06/12/2043 ~		2,895	2,903
5.863% due 01/12/2038 ~		3,592	3,659
JP Morgan Resecuritization Trust 0.308% due 12/27/2046 •		9,566	8,046
JPMorgan Chase Commercial Mortgage Securities Trust
3.206% due 03/15/2036 •(l)		25,550	25,667
3.956% due 03/15/2036 •		9,500	9,553
MBRT 2.306% due 11/15/2036 •		9,848	9,835
ML-CFC Commercial Mortgage Trust 5.324% due 12/12/2049 ~		317	318
Morgan Stanley Capital Trust 2.306% due 11/15/2034 •(l)		5,131	5,094
Morgan Stanley Re-REMIC Trust 0.649% due 03/26/2037 þ		4,766	4,681
MRCD Mortgage Trust 2.718% due 12/15/2036		18,715	17,902
Natixis Commercial Mortgage Securities Trust
2.356% due 11/15/2034 •(l)		6,000	5,985
3.790% due 11/15/2032 ~		13,150	13,119
New Orleans Hotel Trust 2.795% due 04/15/2032 •		7,491	7,106
New Residential Mortgage Loan Trust
2.273% due 07/25/2055 ~		2,250	2,234
3.528% due 07/25/2055 ~		1,242	1,233
4.023% due 07/25/2059 ~		5,000	4,374
4.328% due 07/25/2055 ~		1,000	993
PMT Credit Risk Transfer Trust 3.015% due 02/27/2024 •		38,499	38,646
Ready Capital Mortgage Financing LLC
3.110% due 04/25/2038 •		12,000	12,040
3.860% due 04/25/2038 •		7,000	7,026
Stratton Mortgage Funding PLC 0.000% due 07/20/2060 •	GBP	22,471	31,339
Tharaldson Hotel Portfolio Trust 3.434% due 11/11/2034 •		$5,025	4,875
Trinity Square PLC
0.000% due 07/15/2059 «•	GBP	10,844	13,515
0.000% due 07/15/2059 «(g)		10,853	41,420
0.000% due 07/15/2059 «•		32,528	44,889
Verus Securitization Trust 3.195% due 10/25/2063 ~		$1,800	1,812
Wells Fargo Mortgage-Backed Securities Trust 2.916% due 10/25/2036 ~		448	444

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

Worldwide Plaza Trust 3.596% due 11/10/2036 ~(l)		19,000	18,745

Total Non-Agency Mortgage-Backed Securities (Cost $864,755)			865,439

ASSET-BACKED SECURITIES 5.3%
Asset-Backed Securities Corp. Home Equity Loan Trust 0.339% due 05/25/2037 •		6,838	5,666
Bear Stearns Asset-Backed Securities Trust 0.439% due 01/25/2037 •		6,302	6,101
BSPRT Issuer Ltd. 2.506% due 05/15/2029 •(l)		5,000	4,894
Carvana Auto Receivables Trust 0.000% due 01/10/2028 «(g)		5	2,638
College Avenue Student Loans LLC
2.920% due 07/25/2051		1,250	1,246
4.120% due 07/25/2051		1,750	1,745
First Franklin Mortgage Loan Trust 0.419% due 10/25/2036 •		4,000	3,432
First NLC Trust 1.129% due 12/25/2035 •		3,227	3,174
Greenwood Park CLO Ltd. 0.000% due 04/15/2031 ~		27,000	20,507
Home Equity Mortgage Loan Asset-Backed Trust 0.279% due 04/25/2037 •		8,903	7,419
KKR CLO Ltd. 0.000% due 04/20/2034 «~		10,000	8,573
Long Beach Mortgage Loan Trust 0.814% due 11/25/2035 •		10,014	9,238
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		5,600	4,073
Marlette Funding Trust 0.000% due 09/16/2030 «(g)		38	14,563
Myers Park CLO Ltd. 0.000% due 10/20/2030 ~		13,000	9,243
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		8,118	4,377
Securitized Asset-Backed Receivables LLC Trust 0.609% due 03/25/2036 •		1,747	1,358
Structured Asset Securities Corp. Mortgage Loan Trust 0.309% due 06/25/2037 •		6,434	5,128

Total Asset-Backed Securities (Cost $113,980)			113,375

SOVEREIGN ISSUES 8.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ		19,500	6,532
0.125% due 01/09/2038 þ		2,899	1,064
0.125% due 07/09/2041 þ		37,483	12,963
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	276,450	5,027
9.750% due 06/05/2026		797,200	15,188
Ecuador Government International Bond
0.500% due 07/31/2030 þ		$19,720	11,684
0.500% due 07/31/2035 þ		3,300	1,526
Egypt Government International Bond
3.875% due 02/16/2026		6,650	6,427
5.875% due 02/16/2031		6,650	6,247
7.500% due 02/16/2061		6,650	6,034
Export-Import Bank of India 2.250% due 01/13/2031(l)		16,045	14,664
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	7,900	9,056
6.625% due 03/22/2048		7,400	8,783
Peru Government International Bond 6.900% due 08/12/2037	PEN	60,000	17,423
Republic of Colombia
1.000% due 06/30/2032	COP	41,500,000	10,987
1.000% due 07/09/2036		18,500,000	4,409
Serbia Government International Bond 1.650% due 03/03/2033	EUR	4,800	5,470
South Africa Government International Bond 8.875% due 02/28/2035	ZAR	682,900	39,340

Total Sovereign Issues (Cost $192,301)			182,824

		SHARES
MUTUAL FUNDS 0.0%
PDOLS LLC		10	0

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

RLM LLC	10	0

Total Mutual Funds (Cost $0)		0

COMMON STOCKS 1.0%
FINANCIALS 1.0%
Ares Capital Corp.	1,120,297	20,961

Total Common Stocks (Cost $20,020)		20,961

PREFERRED SECURITIES 3.3%
BANKING & FINANCE 3.3%
Charles Schwab Corp.
4.000% due 06/01/2026 •(i)	7,300,000	7,426
4.000% due 12/01/2030 •(i)	300,000	295
Nationwide Building Society 10.250% ~	4,600	1,173
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	40,113,275	61,073

Total Preferred Securities (Cost $73,181)		69,967

REAL ESTATE INVESTMENT TRUSTS 4.4%
FINANCIALS 4.4%
AGNC Investment Corp.	1,270,500	21,294
Annaly Capital Management, Inc.	2,438,000	20,967
Blackstone Mortgage Trust, Inc. 'A'	688,700	21,350
KKR Real Estate Finance Trust, Inc.	1,082,100	19,900
PennyMac Mortgage Investment Trust	556,200	10,901

Total Real Estate Investment Trusts (Cost $91,861)		94,412

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (k) 0.7%		14,300

U.S. TREASURY BILLS 0.1%	PRINCIPAL AMOUNT (000s)
0.022% due 04/29/2021 (f)(g)(p)	$2,508	2,508

U.S. TREASURY CASH MANAGEMENT BILLS 0.0%
0.011% due 07/06/2021 (g)(h)(n)(p)	301	301

Total Short-Term Instruments (Cost $17,109)		17,109

Total Investments in Securities (Cost $3,603,303)		3,581,451

Total Investments 166.8% (Cost $3,603,303)		$3,581,451
Financial Derivative Instruments (m)(o) 0.2%(Cost or Premiums, net $32,414)		6,581
Other Assets and Liabilities, net (67.1)%		(1,441,325)

Net Assets 100.0%		$2,146,707

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

MBC	0.000%	03/31/2021	04/01/2021	$14,300	U.S. Treasury Notes 2.250% due 04/30/2024	$(14,751)	$14,300	$14,300

Total Repurchase Agreements	$(14,751)	$14,300	$14,300

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.300%	03/12/2021	05/12/2021	$(15,839)	$(15,842)
0.410	03/31/2021	03/30/2022	(16,433)	(16,433)
BPS	(0.300)	04/01/2021	07/01/2021	EUR	(3,064)	(3,594)
0.500	03/04/2021	06/04/2021	$(71,778)	(71,805)
0.550	03/19/2021	04/16/2021	(8,730)	(8,732)
0.550	03/19/2021	04/19/2021	(15,267)	(15,270)
0.550	03/19/2021	09/20/2021	(22,422)	(22,427)
BRC	(1.250)	03/12/2021	TBD(2)	EUR	(2,731)	(3,201)
0.560	03/11/2021	04/16/2021	$(16,385)	(16,390)
0.560	03/11/2021	09/10/2021	(78,115)	(78,141)
0.560	03/12/2021	09/13/2021	(40,840)	(40,852)
0.650	03/29/2021	07/29/2021	(62,838)	(62,841)
BYR	0.510	03/25/2021	04/13/2021	(6,572)	(6,573)
0.510	03/25/2021	04/14/2021	(5,705)	(5,706)
0.510	03/25/2021	04/21/2021	(5,708)	(5,709)
0.510	03/25/2021	07/26/2021	(141,061)	(141,073)
0.510	03/26/2021	04/13/2021	(5,210)	(5,211)
0.510	03/26/2021	04/14/2021	(1,750)	(1,750)
0.510	03/26/2021	04/21/2021	(3,960)	(3,961)
0.510	03/26/2021	04/28/2021	(4,798)	(4,798)
0.510	03/26/2021	07/26/2021	(54,416)	(54,420)
CEW	0.700	04/01/2021	01/04/2022	(21,815)	(21,815)
JML	(0.350)	04/01/2021	07/01/2021	EUR	(8,151)	(9,559)
(0.320)	04/01/2021	07/01/2021	(11,840)	(13,885)
(0.300)	04/01/2021	04/15/2021	(4,695)	(5,506)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

(0.300)	04/01/2021	04/20/2021	(2,162)	(2,535)
(0.300)	04/01/2021	07/01/2021	(24,191)	(28,369)
0.300	04/01/2021	04/08/2021	GBP	(8,341)	(11,499)
0.300	04/01/2021	07/01/2021	(1,076)	(1,483)
0.450	03/23/2021	04/14/2021	$(16,994)	(16,996)
0.450	03/23/2021	04/23/2021	(46,539)	(46,544)
0.500	03/23/2021	04/05/2021	(8,694)	(8,694)
0.500	03/23/2021	04/14/2021	(6,484)	(6,485)
0.500	03/23/2021	06/21/2021	(37,823)	(37,827)
MEI	0.420	03/15/2021	04/15/2021	(51,173)	(51,183)
RTA	0.657	04/01/2021	10/01/2021	(20,675)	(20,675)
SCX	0.350	03/19/2021	04/20/2021	(13,451)	(13,453)
0.420	03/15/2021	04/15/2021	(43,684)	(43,693)
0.430	03/15/2021	04/15/2021	(22,288)	(22,292)
TDM	0.250	03/04/2021	04/16/2021	(31,969)	(31,975)
0.250	03/12/2021	TBD(2)	(1,850)	(1,850)
0.400	03/08/2021	04/01/2021	(12,689)	(12,692)
0.400	03/08/2021	TBD(2)	(40,447)	(40,457)
0.400	03/24/2021	TBD(2)	(3,573)	(3,574)
UBS	0.310	03/04/2021	04/05/2021	(9,873)	(9,875)
0.500	03/05/2021	06/07/2021	(123,910)	(123,950)
0.500	03/15/2021	04/12/2021	(6,761)	(6,763)
0.500	03/15/2021	06/15/2021	(30,410)	(30,417)

Total Reverse Repurchase Agreements	$(1,208,775)

(l)	Securities with an aggregate market value of $1,363,151 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(288,125) at a weighted average interest rate of 0.461%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	12/20/2025	2.683%	EUR	6,200	$(642)	$102	$(540)	$12	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.801	1,000	(107)	5	(102)	2	0

$(749)	$107	$(642)	$14	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$106,600	$8,714	$1,107	$9,821	$440	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	86,200	7,442	370	7,812	255	0

$16,156	$1,477	$17,633	$695	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	6.170%	Maturity	01/02/2023	BRL	77,400	$(14)	$(11)	$(25)	$5	$0
Pay	1-Year BRL-CDI	6.990	Maturity	01/04/2027	318,400	2,522	(3,308)	(786)	0	(22)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	$531,100	(8,650)	(7,992)	(16,642)	0	(597)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	13,150	(824)	(530)	(1,354)	0	(19)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	122,200	21,975	5,677	27,652	443	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	EUR	61,000	1,991	454	2,445	108	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	151,500	17	(86)	(69)	7	0
Pay	28-Day MXN-TIIE	4.550	Lunar	03/03/2023	282,100	(10)	(131)	(141)	14	0

$17,007	$(5,927)	$11,080	$577	$(638)

Total Swap Agreements	$32,414	$(4,343)	$28,071	$1,286	$(638)

(n)	Securities with an aggregate market value of $1,816 and cash of $33,941 have been pledged as collateral for exchange traded and centrally cleared financial derivative instruments as of March 31,2021

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						Unsettled variation margin Asset $90 for closed swap agreement is outstanding at period end.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2021	BRL	116,788		$21,111	$363	$0
	04/2021	MXN	4,788		229	0	(5)
	04/2021		$21,268	BRL	116,788	0	(519)
	04/2021		1,279	RUB	97,936	13	0
	05/2021	EUR	28,227		$34,299	1,169	0
	05/2021	GBP	72,803		99,949	5	(436)
	05/2021		$21,085	BRL	116,788	0	(371)
	05/2021		7,916	EUR	6,531	0	(251)
	05/2021		3,047	GBP	2,210	7	(6)
	06/2021		541	RUB	40,826	0	(6)
BPS	04/2021	PEN	74,620		$20,430	497	0
	04/2021		$19,869	PEN	74,620	64	0
	04/2021		4,996	RUB	367,853	0	(141)
	04/2021		8,999	TRY	73,029	0	(233)
	05/2021	GBP	22,705		$31,524	219	0
	06/2021		$20,000	ZAR	307,764	658	0
	08/2021		19,285	MXN	411,302	569	0
BRC	05/2021	EUR	56,722		$67,675	1,100	0
	05/2021	GBP	14,611		20,591	445	0
	05/2021		$1,161	EUR	975	0	(17)
CBK	04/2021	PEN	74,620		$19,869	0	(64)
	04/2021		$20,149	PEN	74,620	0	(215)
	04/2021		3,574	RUB	267,917	0	(38)
	04/2021		8,052	TRY	65,477	0	(192)
	05/2021	EUR	106,479		$128,335	3,361	0
	05/2021	GBP	21,517		29,907	240	0
	05/2021		$13,505	RUB	1,010,947	0	(205)
	06/2021		6,664		497,011	0	(153)
	09/2021	PEN	74,620		$20,126	209	0
MYI	04/2021		$4,373	TRY	35,453	0	(117)
	05/2021		1,946	GBP	1,411	0	(1)
	05/2021		1,985	ZAR	29,967	35	0
SSB	05/2021	EUR	23,221		$28,018	763	0
	05/2021	GBP	332		465	7	0
	05/2021		$2,392	GBP	1,736	2	0
	05/2021	ZAR	108,000		$7,115	0	(165)
TOR	06/2021		527,037		34,563	0	(814)
UAG	04/2021	MXN	3,030		148	0	(1)
	04/2021		$1,833	RUB	139,620	10	0
	05/2021	EUR	11,171		$13,214	103	0
	05/2021	GBP	331		464	8	0
	06/2021		$2,646	RUB	197,868	0	(54)

Total Forward Foreign Currency Contracts						$9,847	$(4,004)

(p)						Securities with an aggregate market value of $ 450 have been pledged as collateral for exchange traded and centrally cleared financial derivative instruments as of March 31,2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$475,483	$49,279	$524,762
Corporate Bonds & Notes
Banking & Finance	0	340,513	0	340,513
Industrials	6,300	980,822	0	987,122
Utilities	0	171,469	0	171,469
Convertible Bonds & Notes
Banking & Finance	0	30,345	0	30,345
Industrials	0	8,391	0	8,391
Municipal Bonds & Notes
Illinois	0	26,727	0	26,727
Puerto Rico	0	38,942	0	38,942
West Virginia	0	2,630	0	2,630
U.S. Government Agencies	0	86,463	0	86,463
Non-Agency Mortgage-Backed Securities	7,000	803,504	54,935	865,439
Asset-Backed Securities	0	87,601	25,774	113,375
Sovereign Issues	0	182,824	0	182,824
Common Stocks
Financials	20,961	0	0	20,961
Preferred Securities
Banking & Finance	0	69,967	0	69,967
Real Estate Investment Trusts
Financials	94,412	0	0	94,412
Short-Term Instruments
Repurchase Agreements	0	14,300	0	14,300
U.S. Treasury Bills	0	2,508	0	2,508
U.S. Treasury Cash Management Bills	0	301	0	301

Total Investments	$128,673	$3,322,790	$129,988	$3,581,451

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,286	0	1,286
Over the counter	0	9,847	0	9,847

$0	$11,133	$0	$11,133
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(638)	0	(638)
Over the counter	0	(4,004)	0	(4,004)

$0	$(4,642)	$0	$(4,642)

Total Financial Derivative Instruments	$0	$6,491	$0	$6,491

Totals	$128,673	$3,329,281	$129,988	$3,587,942

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$49,760	$0	$0	$0	$(481)	$0	$0	$49,279	$(481)
Non-Agency Mortgage-Backed Securities	0	55,379	0	2	0	(446)	0	0	54,935	(445)
Asset-Backed Securities	0	25,796	0	2	0	(24)	0	0	25,774	(24)

Totals	$0	$130,935	$0	$4	$0	$(951)	$0	$0	$129,988	$(950)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$49,279	Proxy Pricing	Base Price	96.000 - 99.862	98.333
Non-Agency Mortgage-Backed Securities	54,935	Proxy Pricing	Base Price	74.100 - 220,088.490	121,601.078
Asset-Backed Securities	25,774	Proxy Pricing	Base Price	85.778 - 48,935.000	26,790.636

Total	$129,988

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDOLS I LLC and RLM 4365 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), both Delaware limited liability company, exempted companies, were formed as wholly owned subsidiaries acting as an investment vehicles for the PIMCO Dynamic Income Opportunities Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiaries.

Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets
PDOLS I LLC	02/22/2021	0.0%
RLM 4365 LLC	02/22/2021	0.0

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”),

Notes to Financial Statements (Cont.)

Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	CEW	Canadian Imperial Bank of Commerce	SCX	Standard Chartered Bank, London
BOS	BofA Securities, Inc.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
BYR	The Bank of Nova Scotia - Toronto	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
CBK	Citibank N.A.	RTA	RBC (Barbados) Trading Bank Corp.	UBS	UBS Securities LLC

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
DOP	Dominican Peso	PEN	Peruvian New Sol	ZAR	South African Rand
EUR	Euro

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

Other Abbreviations:
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"